Financial Liabilities at Fair Value Through Profit or Loss - Summary of Difference Between Carrying Amount And Contractually Required to Pay at Maturity Of Financial Liabilities Designated At Fair Value Through Profit Or Loss Explanatory (Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of financial liabilities [line items]
Carrying amount	₩ 12,271,604	$ 9,737,977	₩ 12,088,980
Financial liabilities designated at fair value through profit or loss
Disclosure of financial liabilities [line items]
Amount contractually required to pay at maturity	9,973,340		8,957,602
Carrying amount	10,078,394		9,149,396
Difference	₩ (105,054)		₩ (191,794)